PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

19.     PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,703	44	6
Amounts due from related parties	53,672	99,704	14,322
Other current assets	82	872	125
Total current assets	57,457	100,620	14,453
Non-current assets:
Investments in subsidiaries	(49,811)	(72,289)	(10,383)
Other assets	851	760	109
TOTAL ASSETS	8,497	29,091	4,179
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current liabilities:
Short-term debt	17,961	24,568	3,529
Amounts due to related parties	12,600	18,194	2,613
Accrued expenses and other current liabilities	329	2,302	331
Total liabilities	30,890	45,064	6,473
Shareholders’ deficit:
Ordinary shares (US$0.01 par value per share; 100,000,000 shares and Nil authorized as of December 31, 2018 and 2019; 8,596,900 and Nil shares issued and outstanding as of December 31, 2018 and 2019, respectively)	569	—	—
Class A Ordinary shares (US$0.01 par value per share; Nil and 70,000,000 shares authorized as of December 31, 2018 and 2019; Nil and 7,004,900 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	—	466	67
Class B Ordinary shares (US$0.01 par value per share; Nil and 30,000,000 shares authorized as of December 31, 2018 and 2019; Nil and 2,863,100 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	—	191	27
Additional paid-in capital	152,367	257,736	37,021
Accumulated deficits	(174,353)	(276,476)	(39,712)
Accumulated other comprehensive (loss) income	(976)	2,110	303
Total shareholders’ deficit	(22,393)	(15,973)	(2,294)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	8,497	29,091	4,179

Condensed statements of comprehensive loss

	As of December 31
	2018	2019	2019
	RMB	RMB	US$
Operating loss:
Selling and marketing expenses	(2,871)	(5,393)	(775)
Research and development expenses	(1,958)	(2,534)	(364)
General and administrative expenses	(3,537)	(31,884)	(4,579)
Loss from operations	(8,366)	(39,811)	(5,718)
Interest expense	(828)	(1,576)	(226)
Other expense, net	(784)	(5,273)	(757)
Share of losses of subsidiaries	(32,085)	(54,400)	(7,814)
Loss before income taxes and net loss	(42,063)	(101,060)	(14,515)
Other comprehensive income, net of tax
— Fair value change relating to Company's own credit risk on convertible loan	—	(955)	(137)
— Foreign currency translation difference	797	2,978	428
Total comprehensive loss	(41,266)	(99,037)	(14,224)

Condensed statements of cash flows

	As of December 31
	2018	2019	2019
	RMB	RMB	US$
Net cash used in operating activities	(1,259)	(11,922)	(1,712)
Net cash used in investing activities	(12,475)	(31,415)	(4,512)
Net cash generated from financing activities	15,150	39,648	5,695
Effect of exchange rate changes on cash and cash equivalents	125	30	4
Net increase (decrease) in cash and cash equivalents	1,541	(3,659)	(525)
Cash and cash equivalents at beginning of year	2,162	3,703	531
Cash and cash equivalents at end of year	3,703	44	6

(a)Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries

The parent company records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective profit or loss as “Share of loss in subsidiaries’ on the condensed statements of comprehensive loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or is otherwise committed to provide further financial support. If the subsidiary subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net loss not recognized during the period the equity method was suspended.

The subsidiaries did not pay any dividends to the Company for the years presented.